Income taxes	12 Months Ended
Jun. 30, 2025
Income taxes
Income taxes

24. Income taxes

Accounting policy

(a)    Current income tax

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Group operates and generates taxable income. Current income tax relating to items recognized directly in equity is recognized in equity and not in the statements of profit or loss.

Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Income taxes in Brazil and Colombia are paid by each legal entity on a stand alone basis.

(b)    Deferred tax

Deferred taxes is provided using the liability method on temporary differences between the carrying amount of assets and liabilities and their tax basis.

Deferred income tax liabilities are recognized for all taxable temporary differences, except:

•      When the deferred income tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss;

•      With respect to taxable temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred income tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred income tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized, except:

•      When the deferred income tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss

•      In respect of deductible temporary differences associated with investments in subsidiaries, deferred income tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred income tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized.

Unrecognized deferred income tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred income tax asset to be recovered. In assessing the recoverability of deferred income tax assets, the Group relies on the same forecast assumptions used elsewhere in the financial statements and in other management reports.

The benefits of uncertain tax positions are recorded only after determining, based on the position of its internal and external legal advisors, a more-likely-than-not probability that the uncertain tax positions will withstand challenge, if any, from taxing authorities.

Deferred income tax assets and liabilities are offset where there is a legally enforceable right to offset current tax assets and liabilities and where the deferred tax balances relate to the same taxation authority.

(c) Reconciliation of income taxes expense

	2025	2024	2023

Loss before income taxes	(2,553,858)	(810,623)	(390,937)
Statutory rate (i)	34%	34%	34%

Income taxes at statutory rate	(868,312)	(275,612)	(132,919)

Unrecognized deferred income tax asset (ii)	(986,830)	(305,270)	(193,898)
Difference from income taxes calculation based on taxable profit computed as a percentage of gross revenue	(4)	(50)	10,822
Deferred income taxes over goodwill tax recoverable	—	(1,514)	(3,897)
Tax benefit (iii)	—	71,130	244,718
Other	(5,800)	(14,290)	(18,407)
Derecognition of deferred taxes assets (iv)	(205,742)	—	—

Income tax expense	(330,064)	25,618	172,256
Income tax and social contribution effective rate	13%	(3.16)%	44%

Current income taxes	(45,853)	14,720	37,499
Deferred income taxes	(284,211)	10,898	134,757

(i)       The effective tax rate reconciliation considers the statutory income taxes rates in Brazil, due to the significance of the Brazilian operation when compared to Colombia. The difference to reconcile the effective rate to the Colombian statutory rate (35%) is included in others.

(ii)      The Group has accumulated tax loss carryforwards in some subsidiaries in the amount as of June 30, 2025 of R$1,620,022 (R$547,354 for June 30, 2024) for which a deferred income tax asset was not recognized and are available indefinitely for offsetting against future taxable profits of the companies in which the losses arose. Deferred income tax assets have not been recognized with respect of these losses as they cannot be used to offset taxable profits between subsidiaries of the Group, and there is no other evidence of probable recoverability in the near future.

(iii)    This amount reflects the tax benefit from the deduction of the ICMS tax benefits in the calculation of the income tax (See Note 10).

(iv)    For the year ended June 30, 2025, in the Brazil Ag Retail segment, the carrying amount of deferred income tax assets was reviewed and fully written down in the amount of R$205,742 to the extent that the Company’s projections no longer indicate future taxable profits that would support their recoverability in the near term.

(d) Deferred income taxes balances

	2025	2024

Deferred income tax assets
Amortization of fair value adjustment	24,978	36,328
Tax losses	232,554	215,336
Allowance for expected credit losses	30,359	38,323
Adjustment to present value	24,689	32,717
Allowance for inventory losses	1,632	4,559
Financial effect on derivatives	12,129	3,849
Fair value of commodity forward contracts	11,811	13,923
Unrealized exchange gains or losses	4,384	5,202
Unrealized profit in Inventories	10,281	22,156
Amortized right-of-use assets	16,797	20,320
Provision for management bonuses	12,643	17,478
Other provisions	8,933	9,434
Deferred asset loss allowance (i)	(205,742)	—
	185,448	419,625

Deferred income tax liabilities
Adjustment to present value	(27,236)	(23,571)
Financial effect on derivatives	(14,203)	(6,343)
Fair value of commodity forward contracts	(34,354)	(30,747)
Unrealized exchange gains or losses	(14,694)	(2,742)
Amortized right-of-use assets	(19,681)	(12,257)
Deferred income tax on goodwill	(10,133)	(1,892)
Amortization of fair value adjustment	(8,492)	(1,083)
Provision for management bonuses	(2,312)	—
Other provisions	(10,053)	(12,505)
	(141,158)	(91,140)

Deferred income tax, net	44,290	328,485

(i)       Refers to the recognition of an allowance for losses on deferred assets arising from the operational reorganization and the closure of stores, as described in Note 1.

Deferred income taxes balances net by entity

	2025	2024

Deferred income tax assets	53,911	340,909
Deferred income tax liabilities	(9,621)	(12,424)

Deferred income tax, net	44,290	328,485

Deferred income tax and social contribution

At June 30, 2023	316,731

Recognized in the statements of profit or loss
Tax income during the period	11,754

At June 30, 2024	328,485

Recognized in the statements of profit or loss
Tax expense during the period	(284,212)
Deferred asset loss allowance	17

At June 30, 2025	44,290

The aging analysis of net deferred income tax is as follow:

	2025	2024
Up to 1 year	13,071	113,149
Over 1 year	31,219	215,336

Total	44,290	328,485